Operations (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of divestments [Line Items]
Adjusted statement of financial position
Adjusted statement of financial position

	Consolidated
	Assets			Liabilities and equity

December 31, 2014	Current	Non-current	Total	Current	Non-current	Total	Equity
As previously reported	725,631	1,655,850	2,381,481	1,127,688	1,316,298	2,443,986	(62,505)

a) Operation Descarte- Payments to Suppliers

(i) Write-off of property, plant and equipment items	-	(40,534)	(40,534)	-	-	-	(40,534)
(ii) Corresponding adjustment to amortization expenses on written-off property, plant and equipment above	-	28,702	28,702	-	-	-	28,702
(iii) Tax impacts identified during the investigation	-	-	-	-	45,992	45,992	(45,992)
(iv) Tax effects on adjustments	-	-	-	894	-	894	(894)
	-	(11,832)	(11,832)	894	45,992	46,886	(58,718)

b) Immaterial error

Allowance for doubtful accounts on trade accounts receivable	-	(14,273)	(14,273)	-	-	-	(14,273)
As restated	725,631	1,629,745	2,355,376	1,128,582	1,362,290	2,490,872	(135,496)

	Consolidated
	Assets			Liabilities and equity
December 31, 2015	Current	Non-current	Total	Current	Non-current	Total	Equity
As previously reported	748,677	1,560,857	2,309,534	1,997,818	599,498	2,597,316	(287,782)

a) Operation Descarte- Payments to Suppliers

(i) Write-off of property, plant and equipment items	-	(46,254)	(46,254)	-	-	-	(46,254)
(ii) Corresponding adjustment to amortization expenses on written-off property, plant and equipment above	-	39,250	39,250	-	-	-	39,250
(iii) Tax impacts identified during the investigation	-	-	-	-	71,124	71,124	(71,124)
(iv) Tax effects on adjustments	-	-	-	946	-	946	(946)
	-	(7,004)	(7,004)	946	71,124	72,070	(79,074)

b) Immaterial Error

Write-off of trade accounts receivable	-	(14,273)	(14,273)	-	-	-	(14,273)

As restated	748,677	1,539,580	2,288,257	1,998,764	670,622	2,669,386	(381,129)

	Consolidated
	Assets			Liabilities and equity

December 31, 2016	Current	Non-current	Total	Current	Non-current	Total	Equity
As previously reported	913,166	1,452,639	2,365,805	2,278,413	708,628	2,987,041	(621,236)

a) Operation Descarte- Payments to Suppliers

(i) Write-off of property, plant and equipment items	-	(46,254)	(46,254)	-	-	-	(46,254)
(ii) Corresponding adjustment to amortization expenses on written-off property, plant and equipment above	-	42,738	42,738	-	-	-	42,738
(iii) Tax impacts identified during the investigation	-	-	-	-	97,085	97,085	(97,085)
(iv) Tax effects on adjustments	-	-	-	946	-	946	(946)
	-	(3,516)	(3,516)	946	97,085	98,031	(101,547)

b) Immaterial Error

Write-off of trade accounts receivable	-	(14,273)	(14,273)	-	-	-	(14,273)

As restated	913,166	1,434,850	2,348,016	2,279,359	805,713	3,085,072	(737,056)

Adjusted statement of profit and loss
Adjusted statement of profit and loss

		For the year ended December 31,
		2016	2015

Loss for the year, as previously reported		(338,472)	(194,612)
a) Operation Descarte- Payments to Suppliers

(i)	Write-off of property, plant and equipment items	-	(7,495)

(ii)	Corresponding adjustment to amortization expenses on written-off property, plant and equipment above	3,488	10,548

(iii)	Tax impacts identified during the investigation	(25,961)	(25,132)

(iv)	Tax effects on adjustments	-	(52)
		(22,473)	(20,356)
Loss for the year, as restated		(360,945)	214,968)

Dona Juana [Member]
Disclosure of divestments [Line Items]
Selling price installments
It was agreed that the selling price would be received by Estre Brazil from USA Global in four instalments in accordance with the negotiated amounts as follows:

	Amount in US$	Amount in R$

Payment received on March 10, 2016 (Rate of 3.2591)	541	1,761
Payment received on June 17, 2016 (Rate of 3.2591)	370	1,204
Payment received on November 11, 2016 (Rate of 3.2591)	320	1,043
Payment received on December 12, 2016 (Rate of 3.2591)	567	1,848
Total received by the Company through final settlement of accounts	1,798	5,856

CDR Pedreira [Member]
Disclosure of divestments [Line Items]
Selling price installments	This amount was paid by BTG Pactual to the Company in three installments, as follows:
Installments	Amount	Payments

1st	15,006	October/2014
2nd	141,000	October/2014
3rd	24,000	December/2014
	180,006

Gain (loss) on divestiture	The amounts recorded on the transaction date were as follows:
Description	R$

Sale amount	180,006
Balance of investment in Estre Brazil on the date of the sale	(25,317)
(=) Gain on divestiture	154,689

Estrans S.A. [Member]
Disclosure of divestments [Line Items]
Gain (loss) on divestiture
In this transaction, the Estre Brazil reduced the outstanding investment balance with its investee, which generated a loss on this transaction of R$ 12,087, as follows:

Description	R$

Balance of investment in Estre Brazil on the date of the sale	(8,005)
Balance of dividends receivable in Estre Brazil on the date of the sale	(3,252)
Balance of intercompany loans receivable in Estre Brazil on the date of the sale	(830)
(=) Loss on divestiture (Note 28)	(12,087)

Type of offsetting
The sale amount was offset by existing debts that were previously agreed between the Estre Brazil and the shareholders during the process of acquisition of interest, and the balance receivable after clearing those debts was waivered in favor of shareholders. The amounts are as follows:

Type of offsetting	Amount in US$ 000	Amount in R$

Sale amount	580	2,179
Indemnification by payments previously agreed between shareholder Alejandro Enrique Bonazzola and the Company	(100)	(376)
Indemnification by payments previously agreed between shareholder Júlio Cesar Bonazzola and the Company	(300)	(1,127)
Total receivable by the Company through final settlement of accounts	180	676
Debt waiver in favor of shareholders	(180)	(676)
Gain calculated on the sale	-	-